Basis of Preparation - Summary of Effect Of Changes in Foreign Exchange Rates (Detail) - Rate	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
Foreign exchange rates [abstract]
Quarterly average exchange rate	3.61	3.24	3.25	3.16	3.22	3.15
Period-end exchange rate	3.86	3.32	3.31	3.17	3.31	3.17